Concentrations of Risk (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Concentrations of Risk [Abstract]
Schedule of revenue and outstanding receivable
	Three months ended March 31, 2023		March 31, 2023
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$2,716,898	25%	$1,047,468
Customer B	$1,370,626	12%	$139
Customer C	$1,231,155	11%	$490,058

	Year ended December 31, 2022		December 31, 2022
Customer	Revenues	Percentage of revenues	Accounts receivable
Customer A	$6,816,652	22%	$305,841
Customer B	$5,823,065	19%	$432,858

Schedule of related net loans receivable balance as a percentage of total loans receivable
	As of
	March 31, 2023	December 31, 2022
Customer D	37.4%	37.4%
Customer E	31.6%	31.6%
Customer F	31.0%	31.0%

	As of December 31,
	2022	2021
Customer C	—	59.0%
Customer D	37.4%	15.3%
Customer E	31.6%	13.0%
Customer F	31.0%	12.6%